Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2055 Fund
December 31, 2021
AFF55-NPRT3-0322
1.927048.110
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 1/6/22 to 3/3/22 (b) (Cost $229,991)	230,000	229,995

Domestic Equity Funds - 50.9%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (c)	3,974,369	65,616,826
Fidelity Advisor Series Growth Opportunities Fund (c)	3,217,414	45,204,662
Fidelity Advisor Series Small Cap Fund (c)	2,068,490	29,993,101
Fidelity Series All-Sector Equity Fund (c)	2,378,634	28,305,751
Fidelity Series Commodity Strategy Fund (c)	5,189,713	21,225,927
Fidelity Series Large Cap Stock Fund (c)	5,494,202	104,334,894
Fidelity Series Large Cap Value Index Fund (c)	725,092	11,282,432
Fidelity Series Opportunistic Insights Fund (c)	2,940,306	60,981,945
Fidelity Series Small Cap Opportunities Fund (c)	2,479,519	36,994,419
Fidelity Series Stock Selector Large Cap Value Fund (c)	4,725,006	66,433,584
Fidelity Series Value Discovery Fund (c)	4,095,221	67,857,810
TOTAL DOMESTIC EQUITY FUNDS (Cost $443,880,769)		538,231,351

International Equity Funds - 42.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,130,820	30,960,821
Fidelity Series Emerging Markets Fund (c)	1,432,722	15,057,906
Fidelity Series Emerging Markets Opportunities Fund (c)	6,482,736	136,267,116
Fidelity Series International Growth Fund (c)	4,161,399	79,565,957
Fidelity Series International Small Cap Fund (c)	1,117,381	23,900,772
Fidelity Series International Value Fund (c)	7,127,113	79,609,850
Fidelity Series Overseas Fund (c)	5,524,517	79,553,051
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $363,970,297)		444,915,473

Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	210,781	2,118,352
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	837,595	8,484,834
Fidelity Series Emerging Markets Debt Fund (c)	606,980	5,505,309
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	196,316	1,853,222
Fidelity Series Floating Rate High Income Fund (c)	112,863	1,045,116
Fidelity Series High Income Fund (c)	667,381	6,366,819
Fidelity Series International Credit Fund (c)	28,462	282,340
Fidelity Series Investment Grade Bond Fund (c)	200,563	2,330,539
Fidelity Series Long-Term Treasury Bond Index Fund (c)	4,915,428	41,879,446
Fidelity Series Real Estate Income Fund (c)	335,597	3,936,547
TOTAL BOND FUNDS (Cost $73,867,978)		73,802,524

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d) (Cost $605,339)	605,218	605,339

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $882,554,374)	1,057,784,682
NET OTHER ASSETS (LIABILITIES) - 0.0%	(94,497)
NET ASSETS - 100.0%	1,057,690,185

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	5	Mar 2022	306,575	1,816	1,816

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $229,995.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	373,576	1,737,394	1,505,631	121	-	-	605,339	0.0%
Total	373,576	1,737,394	1,505,631	121	-	-	605,339

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Series Equity Growth Fund	59,337,947	20,464,315	14,767,501	11,142,817	1,071,406	(489,341)	65,616,826
Fidelity Advisor Series Growth Opportunities Fund	41,263,651	18,953,253	8,712,564	10,248,733	205,742	(6,505,420)	45,204,662
Fidelity Advisor Series Small Cap Fund	26,847,743	7,994,249	3,866,791	5,210,925	422,556	(1,404,656)	29,993,101
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	4,545,290	2,409,901	16,583	(14,320)	(2,717)	2,118,352
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	8,969,628	524,994	44,814	(1,210)	41,410	8,484,834
Fidelity Series All-Sector Equity Fund	25,371,555	6,538,841	4,162,135	3,981,867	128,407	429,083	28,305,751
Fidelity Series Canada Fund	22,796,894	6,949,958	2,089,368	648,023	22,929	3,280,408	30,960,821
Fidelity Series Commodity Strategy Fund	26,031,766	11,303,807	12,333,058	8,592,212	(1,290,252)	(2,486,336)	21,225,927
Fidelity Series Emerging Markets Debt Fund	5,087,406	1,029,470	593,297	186,827	(15,481)	(2,789)	5,505,309
Fidelity Series Emerging Markets Debt Local Currency Fund	1,655,249	399,924	89,931	70,543	(3,345)	(108,675)	1,853,222
Fidelity Series Emerging Markets Fund	14,921,246	3,608,324	1,963,885	488,232	4,295	(1,512,074)	15,057,906
Fidelity Series Emerging Markets Opportunities Fund	134,679,611	43,976,431	16,748,222	15,413,737	(78,373)	(25,562,331)	136,267,116
Fidelity Series Floating Rate High Income Fund	979,966	158,909	101,325	34,218	480	7,086	1,045,116
Fidelity Series Government Money Market Fund 0.08%	6,217,291	516,143	6,733,434	1,403	-	-	-
Fidelity Series High Income Fund	5,845,628	1,160,052	739,258	263,040	(1,811)	102,208	6,366,819
Fidelity Series Inflation-Protected Bond Index Fund	18,697,228	2,582,344	22,040,694	199,612	1,693,125	(932,003)	-
Fidelity Series International Credit Fund	276,910	7,143	-	7,143	-	(1,713)	282,340
Fidelity Series International Growth Fund	63,880,580	16,351,680	4,714,546	6,092,260	107,943	3,940,300	79,565,957
Fidelity Series International Small Cap Fund	20,058,027	4,881,068	1,768,459	2,768,250	6,544	723,592	23,900,772
Fidelity Series International Value Fund	63,863,976	21,365,314	7,575,724	3,825,131	45,467	1,910,817	79,609,850
Fidelity Series Investment Grade Bond Fund	419,443	2,849,212	924,493	14,639	(12,514)	(1,109)	2,330,539
Fidelity Series Large Cap Stock Fund	92,672,429	19,574,593	10,696,349	9,098,499	198,795	2,585,426	104,334,894
Fidelity Series Large Cap Value Index Fund	10,002,007	2,013,844	1,347,115	656,114	6,253	607,443	11,282,432
Fidelity Series Long-Term Treasury Bond Index Fund	25,654,695	19,371,552	5,383,490	605,415	(730,254)	2,966,943	41,879,446
Fidelity Series Opportunistic Insights Fund	55,016,037	17,649,413	13,672,933	9,495,884	1,313,462	675,966	60,981,945
Fidelity Series Overseas Fund	63,986,193	12,187,932	5,888,828	2,253,648	110,887	9,156,867	79,553,051
Fidelity Series Real Estate Income Fund	3,583,583	444,061	313,818	137,792	1,118	221,603	3,936,547
Fidelity Series Short-Term Credit Fund	1,309,621	53,366	1,363,089	6,381	32,302	(32,200)	-
Fidelity Series Small Cap Opportunities Fund	33,137,849	13,547,086	4,681,884	9,023,380	(169,452)	(4,839,180)	36,994,419
Fidelity Series Stock Selector Large Cap Value Fund	58,691,736	16,624,388	8,086,354	8,582,753	(104,760)	(691,426)	66,433,584
Fidelity Series Value Discovery Fund	60,081,315	14,093,807	8,907,358	5,446,850	74,262	2,515,784	67,857,810
	942,367,582	300,165,397	173,200,798	114,557,725	3,024,201	(15,407,034)	1,056,949,348

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.